UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Conatus Capital Management LP
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Address:   Two Greenwich Plaza, 4th Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

         Form 13F File Number:  028-13303
                                ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Matthew Zweig
           --------------------------------------------------
Title:     General Counsel and Chief Compliance Officer
           --------------------------------------------------
Phone:     203-485-5235
           --------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Matthew Zweig             Greenwich, Connecticut     November 15, 2010
----------------------------   ------------------------  -------------------
       [Signature]                  [City, State]               [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              35
                                               -------------

Form 13F Information Table Value Total:          $2,817,177
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respe ct to which this report is filed, other than the manager filing this report.

NONE

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CONATUS CAPITAL MANAGEMENT
13F FILING
AS OF 09/30/10


          COLUMN 1             COLUMN 2        COLUMN 3 COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
                                                                                                              VOTING AUTHORITY
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      NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE    SHRS OR         PUT/ INVESTMENT  OTHER     SOLE   SHARED  NONE
                                                        (X$1000)   PRN AMT  SH/PRN CALL DISCRETION MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC               COM              023135106  102,694    653,851   SH           SOLE              653,851
AMERISOURCEBERGEN CORP       COM              03073E105   62,583  2,041,185   SH           SOLE            2,041,185
APPLE INC                    COM              037833100  202,641    714,153   SH           SOLE              714,153
BAIDU INC                    SPON ADR REP A   056752108   34,696    338,102   SH           SOLE              338,102
C H ROBINSON WORLDWIDE INC   COM NEW          12541W209   62,094    888,076   SH           SOLE              888,076
CITRIX SYS INC               COM              177376100   98,014  1,436,317   SH           SOLE            1,436,317
COGNIZANT TECHNOLOGY SOLUTIO CL A             192446102  116,712  1,810,336   SH           SOLE            1,810,336
CORE LABORATORIES N V        COM              N22717107   64,664    734,486   SH           SOLE              734,486
CREDICORP LTD                COM              G2519Y108   32,598    286,199   SH           SOLE              286,199
CROWN CASTLE INTL CORP       COM              228227104   54,920  1,243,933   SH           SOLE            1,243,933
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100   66,113  1,384,568   SH           SOLE            1,384,568
DIRECTV                      COM CL A         25490A101   97,425  2,340,271   SH           SOLE            2,340,271
DISCOVERY COMMUNICATNS NEW   COM SER A        25470F104   85,242  1,957,334   SH           SOLE            1,957,334
DISCOVERY COMMUNICATNS NEW   COM SER C        25470F302   16,854    441,322   SH           SOLE              441,322
EXPRESS SCRIPTS INC          COM              302182100  100,927  2,072,421   SH           SOLE            2,072,421
FMC TECHNOLOGIES INC         COM              30249U101   64,101    938,665   SH           SOLE              938,665
FREEPORT-MCMORAN COPPER & GO COM              35671D857  100,191  1,173,336   SH           SOLE            1,173,336
ICICI BK LTD                 ADR              45104G104   14,145    283,753   SH           SOLE              283,753
ITAU UNIBANCO HLDG SA        SPON ADR REP PFD 465562106  138,570  5,730,776   SH           SOLE            5,730,776
LAUDER ESTEE COS INC         CL A             518439104  102,783  1,625,543   SH           SOLE            1,625,543
LIBERTY GLOBAL INC           COM SER A        530555101   65,615  2,129,678   SH           SOLE            2,129,678
NETAPP INC                   COM              64110D104   98,680  1,981,928   SH           SOLE            1,981,928
NEWS CORP                    CL A             65248E104   93,542  7,162,500   SH           SOLE            7,162,500
POLO RALPH LAUREN CORP       CL A             731572103  101,217  1,126,381   SH           SOLE            1,126,381
PRICELINE COM INC            COM NEW          741503403   82,787    237,661   SH           SOLE              237,661
PROGRESSIVE CORP OHIO        COM              743315103  127,591  6,113,606   SH           SOLE            6,113,606
SALESFORCE COM INC           COM              79466L302   76,767    686,643   SH           SOLE              686,643
SBA COMMUNICATIONS CORP      COM              78388J106   30,847    765,427   SH           SOLE              765,427
SCHLUMBERGER LTD             COM              806857108   68,735  1,115,646   SH           SOLE            1,115,646
SOTHEBYS                     COM              835898107   89,335  2,426,262   SH           SOLE            2,426,262
UNION PAC CORP               COM              907818108   96,594  1,180,854   SH           SOLE            1,180,854
VMWARE INC                   CL A COM         928563402   79,047    930,619   SH           SOLE              930,619
WALTER ENERGY INC            COM              93317Q105   99,996  1,230,111   SH           SOLE            1,230,111
WEBMD HEALTH CORP            COM              94770V102   23,326    467,730   SH           SOLE              467,730
WHITING PETE CORP NEW        COM              966387102   65,131    681,926   SH           SOLE              681,926

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